John Hancock Funds II
Supplement dated February 20, 2018 to the current prospectus

Multi-Index Lifetime Portfolios
Multi-Index Lifestyle Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the prospectuses.

Also effective immediately, Robert Sykes, CFA, has replaced Ms. Daher as one of the portfolio managers of the funds. Mr. Sykes, Robert Boyda and Nathan Thooft, CFA are jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectuses under the heading “Portfolio management”:

Robert Boyda	Robert Sykes, CFA	Nathan Thooft, CFA
Senior Managing Director and	Managing Director and Portfolio	Senior Managing Director and
Co-Head of Portfolio Solutions	Manager, Portfolio Solutions	Co-Head of Portfolio Solutions
Group North America	Group North America	Group North America
Managed the fund since 2010	Managed the fund since 2018	Managed the fund since 2013

The following information relating to Mr. Sykes is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Robert Sykes, CFA
•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Portfolio Manager of the fund since 2018
•	Joined the firm in 2008
•	Began business career in 2001

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current NAV prospectus

International Strategic Equity Allocation Fund
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation Fund (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the prospectus.

Robert Boyda and Nathan Thooft, CFA will continue to serve as portfolio managers of the funds and be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current prospectus

Alternative Asset Allocation Fund
Income Allocation Fund (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the prospectuses.

Also effective immediately, Christopher Walsh, CFA, has replaced Ms. Daher as one of the portfolio managers of the funds. Mr. Walsh, Robert Boyda and Nathan Thooft, CFA are jointly and primarily responsible for the day-to-day management of the funds’ portfolios. Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectuses under the heading “Portfolio management”:

Robert Boyda	Nathan Thooft, CFA	Christopher Walsh, CFA
Senior Managing Director and	Senior Managing Director and	Managing Director and Portfolio
Co-Head of Portfolio Solutions	Co-Head of Portfolio Solutions	Manager, Portfolio Solutions
Group North America	Group North America	Group North America
Managed the fund since 2010	Managed the fund since 2013	Managed the fund since 2018

The following information relating to Mr. Walsh is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Christopher Walsh, CFA
•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Portfolio Manager of the fund since 2018
•	Joined the firm in 2009
•	Began business career in 2002

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current prospectus

Diversified Strategies Fund (the fund)

Effective immediately, Robert Boyda, Jeffrey N. Given, CFA, and Howard C. Greene, CFA will no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Boyda, Mr. Given, and Mr. Greene are removed from the prospectuses.

Also effectively immediately, Christopher Fellingham, Andrew Graham, Mark Holden, CFA, and Christopher Walsh, CFA, will be added as portfolio managers of the fund. Mr. Fellingham, Mr. Graham, Mr. Holden, and Mr. Walsh, and Nathan Thooft, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolios. Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectuses under the heading “Portfolio management”:

Christopher Fellingham	Andrew Graham	Mark Holden, CFA
Senior Managing Director and	Senior Managing Director and	Managing Director and
Head of Liquid Alternative Strategies	Senior Portfolio Manager	Portfolio Manager
Managed the fund since 2018	Managed the fund since 2018	Managed the fund since 2018

Nathan Thooft, CFA	Christopher Walsh, CFA
Vice President, Senior Managing Director,	Managing Director and Portfolio
Co-Head of Portfolio Solutions	Manager
Group North America	Managed the fund since 2018
Managed the fund since 2015

The following information relating to Mr. Fellingham, Mr. Graham, Mr. Holden, and Mr. Walsh is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Christopher Fellingham
•	Senior Managing Director, Head of Liquid Alternative Strategies
•	Portfolio Manager of the fund since 2018
•	Joined the firm in 2016
•	Previously Chief Investment Officer at Ignis Asset Management from 2010-2015
•	Began business career in 1984

Andrew Graham
•	Senior Managing Director and Senior Portfolio Manager
•	Portfolio Manager of the fund since 2018
•	Joined the firm in 2017
•	Previously multi-asset private wealth Portfolio Manager from 2015-2017
•	Previously Head of European Rates Trading at RBC Capital Markets from 2014-2015
•	Began business career in 1994

Mark Holden, CFA
•	Managing Director and Portfolio Manager
•	Portfolio Manager of the fund since 2018
•	Joined the firm in 2017
•	Previously Investment Director at Standard Life Investments
•	Began business career in 1987

Christopher Walsh, CFA
•	Managing Director and Portfolio Manager
•	Portfolio Manager of the fund since 2018
•	Previously Senior Investment Analyst at subadvisor until 2017
•	Joined the firm in 2009
•	Began business career in 2002

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current Statement of Additional Information (the SAI)

Alternative Asset Allocation Fund
Income Allocation Fund
International Strategic Equity Allocation Fund
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifetime Portfolios
Strategic Equity Allocation Fund
U.S. Strategic Equity Allocation Fund (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the SAI.

Also effective immediately, Robert Sykes, CFA, has replaced Ms. Daher as one of the portfolio managers for Multi-Index Lifestyle Portfolios, Multi-Index Lifetime Portfolios, Multi-Index Preservation Portfolios, and Multimanager Lifetime Portfolios.

Also effective immediately, Christopher Walsh, CFA, has replaced Ms. Daher as one of the portfolio managers for Alternative Asset Allocation Fund and Income Allocation Fund.

Mr. Boyda and Mr. Thooft will continue to serve as portfolio managers of the funds.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Fund	Portfolio Managers
Multi-Index Lifestyle Portfolios, Multi-Index Lifetime Portfolios, Multi-Index Preservation Portfolios, Multimanager Lifetime Portfolios	Robert Boyda, Robert Sykes, CFA, and Nathan Thooft, CFA
Alternative Asset Allocation Fund and Income Allocation Fund	Robert Boyda, Christopher Walsh, CFA, and Nathan Thooft, CFA
International Strategic Equity Allocation Fund, Strategic Equity Allocation Fund, and U.S. Strategic Equity Allocation Fund	Robert Boyda and Nathan Thooft, CFA

The following table reflects information as of January 31, 2018:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Robert Sykes, CFA	0	$0	0	$0	0	$0
Christopher Walsh, CFA	0	$0	0	$0	0	$0

None of these accounts pay a performance-based fee.

Ownership of the Fund and Similarly Managed Accounts. The following table details the dollar range of any Fund shares and shares of similarly managed accounts that Messrs. Sykes and Walsh beneficially owned as of January 31, 2018.

Portfolio Manager	Dollar Range of Shares Owned[1]
Robert Sykes, CFA	Multimanager 2035 Lifetime Portfolio – $50,001 - $100,000
Christopher Walsh, CFA	Alternative Asset Allocation Fund – $10,001 - $50,000

1 As of January 31, 2018, Messrs. Sykes and Walsh beneficially owned shares of the Funds as stated below.

Robert Sykes, CFA	Multimanager 2035 Lifetime Portfolio – $50,001 - $100,000
Christopher Walsh, CFA	Alternative Asset Allocation Fund – $10,001 - $50,000

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current Statement of Additional Information (the SAI)

Multimanager Lifestyle Portfolios (the funds)

Effective immediately, Marcelle Daher, CFA no longer serves as a portfolio manager of the funds. Accordingly, all references to Ms. Daher are removed from the SAI.

Also effective immediately, Robert Sykes, CFA, has replaced Ms. Daher as one of the funds’ portfolio managers.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table reflects information as January 31, 2018:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Robert Sykes, CFA	0	$0	0	$0	0	$0

None of these accounts pay a performance-based fee.

Ownership of the Fund and Similarly Managed Accounts. The following table details the dollar range of any Fund shares and shares of similarly managed accounts that Mr. Sykes beneficially owned as of January 31, 2018.

Portfolio Manager	Dollar Range of Shares Owned[1]
Robert Sykes, CFA	Multimanager Lifestyle Balanced Portfolio – $50,001 - $100,000 Multimanager Lifestyle Growth Portfolio – $100,001 - $500,000

1 As of January 31, 2018, Mr. Sykes beneficially owned shares of the Funds as stated below.

Robert Sykes, CFA	Multimanager Lifestyle Balanced Portfolio – $50,001 - $100,000 Multimanager Lifestyle Growth Portfolio – $100,001 - $500,000

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II
Supplement dated February 20, 2018 to the current Statement of Additional Information (the SAI)

Diversified Strategies Fund (the fund)

Effective immediately, Robert Boyda, Jeffrey N. Given, CFA, and Howard C. Greene, CFA will no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Boyda, Mr. Given, and Mr. Greene are removed from the prospectus. Nathan Thooft, CFA, will continue to serve as portfolio manager of the fund.

Also effectively immediately, Christopher Fellingham, Andrew Graham, Mark Holden, CFA, and Christopher Walsh, CFA, will be added as portfolio managers of the fund. Mr. Fellingham, Mr. Graham, Mr. Holden, Mr. Walsh, and Nathan Thooft, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table reflects information as of January 31, 2018:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Christopher Fellingham	0	$0	1	$54	0	$0

Andrew Graham	0	$0	1	$54	0	$0

Mark Holden, CFA	0	$0	1	$54	0	$0

Christopher Walsh, CFA	0	$0	0	$0	0	$0

None of these accounts pay a performance-based fee.

Ownership of the Fund and Similarly Managed Accounts. The following table details the dollar range of any Fund shares and shares of similarly managed accounts that Messrs. Fellingham, Graham, Holden, and Walsh beneficially owned as of January 31, 2018.

Diversified Strategies Fund

Portfolio Manager	Dollar Range of Shares Owned[1]
Christopher Fellingham	$0
Andrew Graham	$0
Mark Holden, CFA	$0
Christopher Walsh, CFA	$1 - $10,000

1 As of January 31, 2018, Messrs. Fellingham, Graham, Holden, and Walsh beneficially owned $0, $0, $0 and $1 - $10,000 of shares, respectively, of Diversified Strategies Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.